Commitments - Schedule of Commitments (Detail) $ in Thousands	Jun. 30, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Total commitments	$ 29,442
License Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	18,345
Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	947
Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	6,839
IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,335
Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	288
Construction agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	1,687
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	11,665
Less than One Year [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	1,530
Less than One Year [member] | Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	930
Less than One Year [member] | Other Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	6,839
Less than One Year [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	445
Less than One Year [member] | Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	234
Less than One Year [member] | Construction agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	1,687
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	4,022
1-3 years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
1-3 years [member] | Manufacturing Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	18
1-3 years [member] | IT Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	890
1-3 years [member] | Clinical & R&D agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	54
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
3-5 years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	10,695
More than Five Years [member] | License Agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 10,695